EQUITY (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (717)	$ 359	$ (884)	$ (113)
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0	(5)	17
Net other comprehensive income (loss) before tax, currency translation adjustments	(717)	359	(889)	(96)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	0	0	0
Net other comprehensive income (loss) after tax, currency translation adjustment	(717)	359	(889)	(96)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	(29)	11	(20)	7
Gains on marketable securities, included in financial expenses - net	6	(6)	3	(6)
Net other comprehensive income (loss) before tax, available-for-sale-securities	(23)	5	(17)	1
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	0	0	0	(1)
Net other comprehensive income (loss) after tax, available-for-sale-securities	(23)	5	(17)	0
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	155	(76)	148	(69)
Loss on derivative financial instruments, included in net revenues	1	0	3	5
Net other comprehensive income (loss) before tax, cash flow hedges	156	(76)	151	(64)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	156	(76)	151	(64)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	(1)	0	0
Loss on defined benefit plans, included in various statement of income items	0	16	1	17
Net other comprehensive income (loss) before tax, defined benefit plan	0	(15)	(1)	(17)
Income tax related to items of other comprehensive income (loss), defined benefit plan	0	4	(5)	(3)
Net other comprehensive income (loss) after tax, defined benefit plan	0	(11)	(6)	(20)
Total accumulated other comprehensive income (loss)
Other comprehensive income (loss) before reclassifications	(591)	293	(756)	(175)
Amounts reclassified from accumulated other comprehensive loss before tax:
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0	(5)	17
Gains on marketable securities, included in financial expenses - net	6	(6)	3	(6)
Loss on derivative financial instruments, included in net revenues	1	0	3	5
Loss on defined benefit plans, included in various statement of income items	0	16	1	17
Amounts reclassified from accumulated other comprehensive loss before tax	7	10	2	33
Net other comprehensive income (loss) before tax	(584)	303	(754)	(142)
Income tax related to items of other comprehensive income (loss)	0	(4)	5	2
Net other comprehensive income (loss) after tax	$ (584)	$ 299	$ (749)	$ (140)